NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 63,721	$ 52,442
2018
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,800	7,655
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	25,518	17,355
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	63,721	52,442
Property-specific borrowings | Real estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	37,235	34,322
Property-specific borrowings | Renewable power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,230	7,963
Property-specific borrowings | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,010	7,901
Property-specific borrowings | Private equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,898	1,837
Property-specific borrowings | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	348	$ 419
Property-specific borrowings | 2018
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,800
Property-specific borrowings | 2018 | Real estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,602
Property-specific borrowings | 2018 | Renewable power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,918
Property-specific borrowings | 2018 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	653
Property-specific borrowings | 2018 | Private equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	550
Property-specific borrowings | 2018 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	77
Property-specific borrowings | 2019
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,444
Property-specific borrowings | 2019 | Real estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,569
Property-specific borrowings | 2019 | Renewable power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,220
Property-specific borrowings | 2019 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	772
Property-specific borrowings | 2019 | Private equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	720
Property-specific borrowings | 2019 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	163
Property-specific borrowings | 2020
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,731
Property-specific borrowings | 2020 | Real estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,960
Property-specific borrowings | 2020 | Renewable power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,216
Property-specific borrowings | 2020 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	933
Property-specific borrowings | 2020 | Private equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	540
Property-specific borrowings | 2020 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	82
Property-specific borrowings | 2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,822
Property-specific borrowings | 2021 | Real estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,842
Property-specific borrowings | 2021 | Renewable power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,034
Property-specific borrowings | 2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	774
Property-specific borrowings | 2021 | Private equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	155
Property-specific borrowings | 2021 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	17
Property-specific borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,406
Property-specific borrowings | 2022 | Real estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,194
Property-specific borrowings | 2022 | Renewable power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,031
Property-specific borrowings | 2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	765
Property-specific borrowings | 2022 | Private equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	410
Property-specific borrowings | 2022 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6
Property-specific borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	25,518
Property-specific borrowings | Thereafter | Real estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,068
Property-specific borrowings | Thereafter | Renewable power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,811
Property-specific borrowings | Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,113
Property-specific borrowings | Thereafter | Private equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	523
Property-specific borrowings | Thereafter | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 3